SHARE CAPITAL AND RESERVES (Details)													1 Months Ended	12 Months Ended
	Jan. 01, 2026 CAD ($) shares	Dec. 05, 2025 CAD ($) shares	Nov. 26, 2025 CAD ($) shares	Nov. 13, 2025 CAD ($) shares	Nov. 13, 2025 $ / shares	Aug. 27, 2025 CAD ($) $ / shares shares	Jun. 12, 2025 CAD ($) $ / shares shares	Jun. 12, 2025 CAD ($) $ / shares shares	Nov. 01, 2024 CAD ($) shares	Aug. 08, 2024 CAD ($) shares	Jul. 09, 2024 CAD ($) shares	Jun. 26, 2024 CAD ($) shares	Aug. 31, 2022 USD ($)	Dec. 31, 2025 CAD ($) Options $ / shares shares	Dec. 31, 2024 CAD ($) Options $ / shares shares
SHARE CAPITAL AND RESERVES
Number of shares issued upon acquisition of assets | shares		2,821,556
Acquisition of Exploits property claims		$ 12,160,906												$ 12,160,906
Acquisition of Maritime Resources Corp ( in shares) | shares				94,254,209
Acquisition of Maritime Resources Corp				$ 275,222,290										310,819,498
Settlement agreement, Fair value of shares issued														4,632,963
Common shares issued | shares						12,269,939
Shares issued, price per share | $ / shares						$ 1.63	$ 1.63	$ 2.29
Gross proceeds from issuance of shares						$ 20,000,001	$ 63,480,000							83,480,001	$ 27,522,494
Stock issued during period, flow-through shares | shares								24,610,000
Stock issued during period, non-flow-through shares | shares							4,370,000
Share issuance costs paid							$ 4,004,528							$ 4,004,528	$ 924,657
Payment for share issuance costs to underwriters							2,602,373
Share premium							$ 16,242,600	$ 16,242,600
Stock options exercised (in shares) | shares														1,838,399
Number of stock options exercised | Options														1,854,070	1,725,000
Weighted average exercise price of stock option exercised | $ / shares														$ 1.38	$ 0.5
Gross proceeds from stock options exercised														$ 2,547,271	$ 862,500
Maximum aggregate gross proceeds													$ 100,000,000
Value of shares issued during the period														20,000,001
Purchase of Royalty shares | shares										300,000
Purchase of Royalty										$ 1,011,000
Issued pursuant to acquisition, Shares | shares											5,263,157
Issued pursuant to acquisition, Value											$ 20,000,000				20,000,000
Stock Issued pursuant to a legal claim settlement agreement, Shares | shares												370,000
Stock Issued pursuant to a legal claim settlement agreement, Value												$ 1,750,100
Share-based compensation														6,284,821	889,045
Exercised of stock option
SHARE CAPITAL AND RESERVES
Number of stock options exercised | shares	1,460,714
Gross proceeds from stock options exercised	$ 2,064,180
Share purchase options
SHARE CAPITAL AND RESERVES
Share-based compensation														$ 2,667,026	889,045
Exploration and evaluation assets
SHARE CAPITAL AND RESERVES
Common shares issued | shares									69,583
Value of shares issued during the period									$ 215,707
ATM program
SHARE CAPITAL AND RESERVES
Gross proceeds from issuance of shares															$ 27,522,494
Number of shares issued | shares															5,857,242
Price per share | $ / shares															$ 4.7
Net proceeds															$ 26,607,687
Aggregate commission															914,807
Total proceeds from issuance of shares															$ 51,798,893
Maritime Resources Corp
SHARE CAPITAL AND RESERVES
Settlement agreement, Share issued | shares			1,085,003
Settlement agreement, Fair value of shares issued			$ 4,632,963
Price per share | $ / shares					$ 2.92